Stock-Based Incentive Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Stock-Based Incentive Compensation Plans [Abstract]
Compensation Expense By Award Type

	For the Years Ended December 31,
	2022	2021	2020
Stock options	$6	$8	$9
Performance shares	9	17	5
RSUs	33	33	34
Total	$48	$58	$48

Recognized tax benefit	$11	$12	$10